FundVantage Trust

Lateef Focused Sustainable Growth Fund

(the “Fund”)

These materials provide, in interactive data format using the Extensible Business Reporting Language, information relating to the Fund in the supplement for the Fund that was filed with the Securities and Exchange Commission pursuant to paragraph (e) of Rule 497 under the Securities Act of 1933, as amended, on February 6, 2020 (SEC Accession No. 0001615774-20-001594).

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase